Advisors Disciplined Trust 1558

                          Supplement to the Prospectus

     Notwithstanding anything to the contrary in the prospectus, the bond issued by "Actavis Funding, SCS" should be categorized under "Health Care" instead of "Information Technology".



     Supplement Dated:  November 3, 2015














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